Label	Element	Value
Palmer Square CLO Senior Debt ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – PALMER SQUARE CLO SENIOR DEBT ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Palmer Square CLO Senior Debt ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses* (expenses that you pay as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly offered, portfolio turnover information is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

Although your costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a “passive management” (or indexing) approach to track the performance, before the Fund’s fees and expenses, of the Palmer Square CLO Senior Debt Index (the “Index”). The Index is a rules-based observable pricing and total return index for CLO debt for sale in the United States rated at the time of issuance as AAA or AA by at least one of the major rating agencies or an equivalent rating as determined by Palmer Square Capital Management LLC (the “Advisor”). Such debt is often referred to as the senior tranches of a CLO. The Advisor uses an indexing strategy to achieve the Fund’s objective. As a result, the Fund does not seek to “beat” the Index and does not take temporary or defensive positions when markets decline or appear overvalued.

To be eligible for inclusion in the Index, CLOs must be floating rate U.S. dollar-denominated tranches of “Arbitrage” CLOs collateralized by broadly syndicated loans originally rated AAA or AA (or an equivalent rating) with closing dates on or after January 1, 2009, with a minimum size of $500 million ($600 million prior to December 31, 2012). The CLO tranches eligible for inclusion in the Index include the top 50% of deals based on the per quarter deal issuance size. The CLOs must be managed by managers who manage at least three outstanding CLOs, at least two of which commenced on or after January 1, 2009. If the manager has more than two deals issued in one calendar year, the two largest deals based on par outstanding will be included in the Index. Eligible Index components are assigned a “diversity score” by Moody’s based on the diversification of the underlying loan assets of the CLO. CLOs with a diversity score of less than 45 during their reinvestment period are excluded from the Index. There is no limit to the number of components in the Index and individual weightings are based on market value. As of June 30, 2024, the Index was comprised of 672 CLOs, which are each in turn each comprised of a large number of loans. While the Fund may concentrate its industry exposure to extent of the Index, the Index is highly diversified as to issuers and industries.

Arbitrage CLOs are a pool of broadly syndicated loans which seek to capture the excess between (i) money coming from payment relating to interest and principal on underlying loans, and (ii) money going out in costs such as management fees. The following types of CLOs are not eligible for inclusion in the Index: (i) “Middle-market” CLOs which are collateralized by loans to small or medium-sized firms and/or by loans of a small or medium size, (ii) fixed rate, revolver, combo or step up notes, (iii) asset-backed CDOs collateralized by residential, commercial or consumer credit loans, (iv) emerging market CLOs collateralized by loans to or securities of emerging markets issuers and (v) “Balance Sheet” CLOs, which are loans securitized by the issuer.

The Fund does not hold all securities in the Index. The Fund uses a “representative sampling” index strategy, which involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings or yield) and liquidity measures similar to those of the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the component securities of the Index. At times, the Fund may utilize different techniques to track the Index, including: (i) purchasing securities not contained in the Index that the Advisor believes are appropriate to substitute for securities in the Index, (ii) overweighting or underweighting component securities of the Index, and (iii) purchasing or selling securities in the Index in anticipation of their addition to or removal from the Index. Securities that are not components of the Index may include other CLOs and debt securities or pooled vehicles such as mutual funds or exchange-traded funds that the Advisor believes are consistent with tracking the Index.

The Index is rebalanced at the close of the last business day of each quarter, following the U.S. holiday calendar. Refinancing transactions are included in rebalances at the close of the last business day of each month, following the U.S. holiday calendar. The Fund rebalances its portfolio in accordance with the Index. Therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. The Index is sponsored by the Advisor. The Index is calculated by NYSE Group, Inc. or its affiliates and is available for licensed users.

The Fund’s investment strategy may involve active and frequent trading of portfolio securities.

The Fund is non-diversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not commenced operations and does not have a performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations and does not have a performance history.
Palmer Square CLO Senior Debt ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Palmer Square CLO Senior Debt ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Palmer Square CLO Senior Debt ETF | Passive Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Passive Investment Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. Because the Fund uses a representative sampling strategy, there is a risk that the securities selected for the Fund will not, in the aggregate, provide investment performance matching that of the Index.
Palmer Square CLO Senior Debt ETF | Tracking Error Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Tracking Error Risk. The Fund is subject to tracking error, which is the risk of divergence between the Fund’s performance and that of the Index. The Fund is subject to operating expenses and portfolio transaction costs not applicable to the Index and may incur costs to comply with legal and regulatory requirements not applicable to the Index including requirements to maintain pass-through tax treatment. Differences may also occur due to valuation differences, acceptance of custom baskets, corporation actions, timing of dividends and other operational differences. In addition, because of the practical difficulties and expense of purchasing all securities in the Index, the Fund does not purchase all securities in the Index and may hold securities that are not contained in the Index which may increase tracking error. The Fund may experience greater tracking error than ETFs that track other asset classes.
Palmer Square CLO Senior Debt ETF | Sampling Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Sampling Risk. The Fund’s use of a representative sampling methodology may result in it holding a smaller number of securities than the Index. As a result, any adverse developments with respect to an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all the securities in the Index. The representative sampling methodology may result in greater tracking error than a fund that uses a replication strategy, which seeks to hold all securities in the Index.
Palmer Square CLO Senior Debt ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
Palmer Square CLO Senior Debt ETF | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.
Palmer Square CLO Senior Debt ETF | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Valuation Risk. The sales price the Fund could receive for any portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Advisor using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Advisor had not fair-valued the security or had used a different valuation methodology.
Palmer Square CLO Senior Debt ETF | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.
Palmer Square CLO Senior Debt ETF | Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Extension Risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.
Palmer Square CLO Senior Debt ETF | Bank Loan Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest which will expose the Fund to the credit risk of both the financial institution and the underlying borrower. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. Bank loans may be subject to extended settlement periods of more than 7 days, which may impair the Fund’s ability to sell or realize full value of such loans in a compressed period to satisfy redemption requests. In addition, bank loans may not be considered securities under U.S. federal securities laws and, as a result, investments in them may not have the protection of the anti-fraud provisions federal securities laws.
Palmer Square CLO Senior Debt ETF | Senior Loan Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Senior Loan Risk. The Fund may invest in floating or adjustable-rate senior loans. These investments are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.
Palmer Square CLO Senior Debt ETF | Collateralized Loan Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Collateralized Loan Obligations Risk. CLO debt is payable solely from the proceeds of the CLO’s underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. The loans generate cash flow that is allocated among one or more classes of securities (“tranches”) that vary in risk and yield. The most senior debt tranche has the best credit quality and the lowest yield compared to the other tranches. More junior debt tranches are subordinated to senior tranches and carry higher credit risk but pay higher yields. The equity tranche has the highest potential yield but also has the greatest risk, as it bears the bulk of defaults from the underlying loans and helps to protect the more senior tranches from risk of these defaults. The Fund is also subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption, and reinvestment risks because of the structure of CLOs in which the Fund may invest. A CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest and the CLO manager’s opportunities to invest may be limited.
Palmer Square CLO Senior Debt ETF | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities arc subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay· a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Palmer Square CLO Senior Debt ETF | Non-US Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Non-US Issuer Risk. Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically or due to in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States and may be subject to different accounting and regulatory standards.
Palmer Square CLO Senior Debt ETF | Reference Rate Replacement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Reference Rate Replacement Risk. The Fund may be exposed to financial instruments that recently transitioned or continue to be tied to the London Interbank Offered Rate (LIBOR), a common benchmark rate previously used for certain floating rate securities to determine payment obligations, financing terms, hedging strategies or investment value. While the transition process from LIBOR to Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, neither the effect of the LIBOR transition process or its ultimate success can yet be known. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity of, or return on, certain of the Fund’s investments. In addition, not all instruments contemplate a scenario where LIBOR is not available.
Palmer Square CLO Senior Debt ETF | Prepayment or Call Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.
Palmer Square CLO Senior Debt ETF | Recent Market Events [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
Palmer Square CLO Senior Debt ETF | Non-Diversification Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Palmer Square CLO Senior Debt ETF | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.
Palmer Square CLO Senior Debt ETF | Recently Organized Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Recently Organized Fund Risk. The Fund is a recently organized, non-diversified management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Palmer Square CLO Senior Debt ETF | Cash Transaction Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Cash Transaction Risk. The Fund intends to effect Creation Unit transactions primarily for cash, rather than in-kind securities, because of the nature of the Fund’s investments. Cash purchases may cause the Fund to incur portfolio transaction fees or charges or delays in investing the cash that it would otherwise not incur if a purchase was made on an in-kind basis. Because the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds and thereby may recognize a capital gain on such sales, Creation Unit redemption on a cash basis may be less tax efficient for the Fund compared to an in-kind redemption. In addition, Creation Unit redemptions for cash may cause the Fund to incur portfolio transaction fees or charges it would not otherwise incur with an in-kind redemption, to the extent such fees or charges are not offset by the redemption transaction fee paid by Authorized Participants (“APs”). In addition, the Fund’s use of cash transactions may result in wider bid-ask spreads in Fund shares trading in the secondary market as compared to ETFs that transact exclusively on an in-kind basis.
Palmer Square CLO Senior Debt ETF | Exchange Listing and Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Exchange Listing and Trading Risk. Although Fund shares are listed for trading on the NYSE Arca Exchange (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. The lack of an active market for Fund shares, as well as periods of high volatility, disruptions in the creation/redemption process, or factors affecting the liquidity of the underlying securities held by the Fund, may result in the Fund’s shares trading at a premium or discount to its NAV. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the Fund’s listing will continue to be met or will remain unchanged.
Palmer Square CLO Senior Debt ETF | Fluctuation of NAV and Market Price Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Fluctuation of NAV and Market Price Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. Volatile market conditions, an absence of trading in shares of the Fund, or a high volume of trading in shares of the Fund, may result in trading prices in the Fund’s shares that differ significantly from the Fund’s NAV. Additionally, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly, resulting in Fund shares trading at a substantial discount to NAV. Flash crashes may cause APs and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods, which may result in an increase in the variance between market prices of the Fund’s shares and the Fund’s NAV. Further, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing or fixing settlement times, bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV is likely to widen. Similarly, the Exchange may be closed at times or days when markets for securities held by the Fund are open, which may increase bid-ask spreads and the resulting premium or discount to the Fund’s NAV when the Exchange re-opens. The Fund’s bid-ask spread and the resulting premium or discount to the Fund’s NAV may also be impacted by the liquidity of the underlying securities held by the Fund, particularly in instances of significant volatility of the underlying securities. As a result of these factors, shareholders could receive less than NAV or receive more than NAV when they sell shares and could pay more or less than NAV when they buy shares.
Palmer Square CLO Senior Debt ETF | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. These APs have no obligation to submit creation or redemption orders and, as a result, there is no assurance that an active trading market for the Fund’s shares will be established or maintained. This risk may be heightened to the extent that the securities underlying the Fund are traded outside of a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be willing or able to do. Additionally, to the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP can step forward to create and redeem in either of these cases, shares may trade like closed-end fund shares at a premium or a discount to NAV and possibly face delisting.
Palmer Square CLO Senior Debt ETF | Palmer Square CLO Senior Debt ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 64

[1]	The Investment Advisory Agreement provides that the investment advisor, or require a sub-advisor or affiliate to pay, will pay all operating expenses of the Fund except for advisory and sub-advisory fees, excluding interest charges, loan commitment fees and other fees and expenses on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution and shareholder servicing fees, and the Fund’s share of litigation expenses and other non-routine or extraordinary expenses.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.